Restricted Cash	9 Months Ended
Sep. 30, 2012
Restricted Cash
Restricted Cash

D. Restricted Cash

        Restricted cash of $371.1 million and $414.8 million at September 30, 2012 and December 31, 2011, respectively, consists primarily of cash that is restricted under our ECA facility agreements entered into in 1999 and 2004. See Note K—Debt Financings.